Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Summary of Fund's Investments at Fair Value

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) March 31, 2018	Level 1	Level 2	Level 3
Investment in Gold	$16,666	$—	$—
Gold Delivery Agreement	—	—	—

Total	$16,666	$—	$—

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

Gold Delivery Agreement Receivable

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement receivable	$170	$21

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement receivable	$21

Gold Delivery Agreement Payable

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement payable	$50

Creations and Redemptions of Shares

Changes in the Shares for the six months ended March 31, 2018 and fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	40	220
Redemptions	(20)	(100)

Net change in number of Shares Issued and Outstanding	20	120

(Amounts in 000’s of US$)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$4,814	$26,500
Redemptions	(2,393)	(11,840)

Net change in value of Shares Issued and Outstanding	$2,421	$14,710

Changes in the Shares for the fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Fiscal Period Ended Sept-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	220
Redemptions	(100)

Net change in number of Shares Issued and Outstanding	120

(Amounts in 000’s of US$)	Fiscal Period Ended Sept-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$26,550
Redemptions	(11,840)

Net change in value of Shares Issued and Outstanding	$14,710

SPDR Long Dollar Gold Trust [Member]
Summary of Fund's Investments at Fair Value

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) March 31, 2018	Level 1	Level 2	Level 3
Investment in Gold	$16,666	$—	$—
Gold Delivery Agreement	—	—	—

Total	$16,666	$—	$—

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

Gold Delivery Agreement Receivable

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement receivable	$170	$21

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement receivable	$21

Gold Delivery Agreement Payable

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement payable	$—	$50

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement payable	$50

Creations and Redemptions of Shares

Changes in the Shares for the six months ended March 31, 2018 and fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	40	220
Redemptions	(20)	(100)

Net change in number of Shares Issued and Outstanding	20	120

(Amounts in 000’s of US$)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$4,814	$26,500
Redemptions	(2,393)	(11,840)

Net change in value of Shares Issued and Outstanding	$2,421	$14,710

Changes in the Shares for the fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Fiscal Period Ended Sept-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	220
Redemptions	(100)

Net change in number of Shares Issued and Outstanding	120

(Amounts in 000’s of US$)	Fiscal Period Ended Sept-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$26,550
Redemptions	(11,840)

Net change in value of Shares Issued and Outstanding	$14,710